Annual Fund Operating Expenses - Class I Shares - Alger Spectra Fund - I - Class I	Mar. 01, 2021
Operating Expenses:
Advisory Fees	0.75%	[1]
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.39%	[2]
Total Annual Fund Operating Expenses	1.39%

[1]	The Fund and Fred Alger Management, LLC (the “Manager”) have adopted fee breakpoints for the Fund. The advisory fee for assets up to $2 billion is .90%, for assets between $2 billion and $4 billion is .75%, for assets between $4 billion and $6 billion is .65%, for assets between $6 billion and $8 billion is .55%, and for assets in excess of $8 billion is .45%. The actual rate paid as a percentage of average daily net assets for the year ended October 31, 2020 was .75%.
[2]	Other Expenses includes .25% of dividend and interest expense on short sales.